Risk Management (Details) - Schedule of Potential Profit and Loss Impact on Trading Book $ in Millions	12 Months Ended
Dec. 31, 2021 CLP ($)
Risk Management (Details) - Schedule of Potential Profit and Loss Impact on Trading Book [Line Items]
Interest rate USD offshore
Domestic/offshore interest rate spread USD
Banking spread	(405)
Corporative spread	220
Total	(162,252)
CLP Debt Instrument	(77,209)
CLF Debt Instrument	(84,858)
CLF [Member]
Risk Management (Details) - Schedule of Potential Profit and Loss Impact on Trading Book [Line Items]
CLP Interest Rate	(2,365)
Derivatives	(432)
Debt instruments	(1,933)
CLF Interest Rate	(11,313)
Derivatives	118
Debt instruments	(11,431)
Interest rate USD offshore	(64)
Domestic/offshore interest rate spread USD	(48)
Banking spread	(389)
Total Interest rates	(14,179)
Total FX and FX Options	137
Total	$ (14,042)